Borrowings (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fixed-rate borrowings	$ 14,289,649	$ 5,926,518
Floating-rate borrowings	1,089,753	96,008
Accrued interest borrowing	274,402	142,312
Borrowings under finance leases	15,653,804	6,164,838
Less Than One Year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fixed-rate borrowings	28,242	76,661
Floating-rate borrowings	10,033	29,297
Accrued interest borrowing	260,632	142,312
Between 1 and 2 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fixed-rate borrowings
Floating-rate borrowings	225,519
Accrued interest borrowing	13,770
Between 2 and 3 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fixed-rate borrowings	4,026,046
Floating-rate borrowings	310,692
Between 3 and 4 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Floating-rate borrowings	388,163
More Than Four Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fixed-rate borrowings	10,235,361	5,849,857
Floating-rate borrowings	$ 155,346	$ 66,711